Operating expenses (Tables)	12 Months Ended
Oct. 31, 2022
Disclosure Of Operating Expenses [Abstract]
Disclosure of detailed information about components of general and administrative expenses [Table Text Block]
	2022	2021	2020
General and administration	$59,938	$86,186	$49,702
Rent and occupancy	50,907	15,536	37,153
Office insurance	1,696	753	2,024
Investor relations, listing and filing fees	64,769	53,029	49,537
Telephone	8,056	-	15,591
	$185,366	$155,504	$154,007

Disclosure of detailed information about components of professional, other fees and salaries [Table Text Block]
	2022	2021	2020
Professional fees	$110,933	$107,554	$148,926
Consulting fees	69,563	132,793	138,123
Salaries and benefits	467,214	184,138	175,075
	$647,710	$424,485	$462,124